37. Trust for the Management of Electric Power Transmission Works (Details Narrative) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trust for the Management of Electric Power Transmission Works
SummaryOfTrustForManagementOfElectricPowerTransmissionWorksLineItems [Line Items]
Other payables	$ 190,200	$ 173,000